Condensed Financial Information of the Company - CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Income for the year	$ 307,912	$ 226,467	$ 165,635
Adjustments for:
Amortization and depreciation	203,008	151,593	172,480
Deferred income tax	263,620	(62,697)	4,415
Income tax accrued	35,200	38,456	20,468
Share of loss in associates	996	(7,108)	970
Interest expense	107,464	95,185	164,288
Net foreign exchange	(317,036)	164,026	(90,603)
Other financial results, net	(20,414)	(41,558)	(41,055)
Share base compensation reserve	1,143	1,055	667
Financial result, net	160,475	(345,519)	(113,087)
Changes in working capital	(133,491)	(53,303)	(57,641)
Net cash provided by operating activities	405,302	356,415	302,629
Net cash used in discontinued operating activities	0	0	0
Cash flows from investing activities
Cash contribution in associates	(666)	(84)	(260)
Acquisition of other financial assets	(156,418)	(128,899)	(150,856)
Disposals of other financial assets	136,781	72,571	170,235
Acquisition of Property, plant and equipment	(12,218)	(9,661)	(9,091)
Net cash (used in) / provided by investing activities	(32,493)	(66,404)	9,386
Net cash used in discontinued investing activities			(14,700)
Cash flows from financing activities
Principal elements of lease payments	(4,397)	(3,118)
Net cash used in financing activities	(271,189)	(201,626)	(234,288)
Net cash used in discontinued operations from financing activities	0	0	0
Increase / (decrease) in cash and cash equivalents	101,620	88,385	77,727
Decrease in cash and cash equivalents from discontinued operations			(14,700)
Cash and cash equivalents
At the beginning of the year	369,848	385,265
Effect of exchange rate changes in cash and cash equivalents	(31,621)	(103,802)	(53,545)
(Decrease) / increase in cash and cash equivalents	101,620	88,385	77,727
At the end of the year	439,847	369,848	385,265
Parent | Reportable legal entities
Cash flows from operating activities
Income for the year	279,268	239,518	174,847
Adjustments for:
Amortization and depreciation	59	40	57
Deferred income tax	(1,148)	2,418	202
Income tax accrued	3,002	2,211	1,105
Share of loss in associates	(283,083)	(247,585)	(182,050)
Interest expense	587	559	426
Net foreign exchange	(44)	(471)	(1,874)
Other financial results, net	(582)	(145)	3
Share base compensation reserve	507	420	317
Changes in working capital	149	(2,919)	760
Net cash provided by operating activities	(1,285)	(5,954)	(6,207)
Cash flows from investing activities
Cash contribution in associates	(208,562)	(58,987)	(36,417)
Acquisition of other financial assets	(29,491)
Disposals of other financial assets	30,482	760
Acquisition of Property, plant and equipment	(28)
Dividends and refund of cash contributions from subsidiaries	208,796	64,344	57,000
Net cash (used in) / provided by investing activities	1,197	6,117	20,583
Net cash used in discontinued investing activities			(14,700)
Cash flows from financing activities
Principal elements of lease payments	(49)	(44)	(53)
Net cash used in financing activities	(49)	(44)	(53)
Increase / (decrease) in cash and cash equivalents	(137)	119	14,323
Decrease in cash and cash equivalents from discontinued operations			(14,700)
Cash and cash equivalents
At the beginning of the year	1,325	1,220	1,614
Effect of exchange rate changes in cash and cash equivalents	(36)	(14)	(17)
(Decrease) / increase in cash and cash equivalents	(137)	119	14,323
At the end of the year	1,152	1,325	1,220
Parent | Reportable legal entities | Aggregate continuing and discontinued operations
Cash flows from financing activities
Increase / (decrease) in cash and cash equivalents	(137)	119	(377)
Cash and cash equivalents
(Decrease) / increase in cash and cash equivalents	$ (137)	$ 119	$ (377)